Share Capital - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jul. 10, 2018	Apr. 24, 2018	Mar. 06, 2018	Feb. 27, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	288,564,432	273,177,244
Number of common shares issued upon exercise of options (in shares)	726,300	1,731,761
Cash consideration received upon exercise of options	$ 12,200,000	$ 31,000,000
Fair value of options measured using valuation technique	$ 2,400,000	$ 5,800,000
Number of common shares issued upon settlement of equity-based awards (in shares)	93,225	60,099
Stock option, grant date fair value	$ 2,100,000	$ 1,200,000
Percentage of equity interests acquired					100.00%
Aggregate proceeds from issuance of Common Shares	235,963,000
Issue of Common Shares in connection with market access agreement	$ 5,198,000	20,661,000
Net proceeds excluding over-allotment		$ 68,600,000
Conversion of preferred shares into common stock (in shares)		$ 52.7085
Cancellation of preferred shares (in shares)		$ 51,999,623
Number of common shares issued upon exercise of warrants (in shares)		2,422,944
Number of warrants exercised		4,000,000
Fair value of warrants measured using valuation technique		$ 14,700,000
Common shares issued upon voluntary conversion (in shares)		8,013,887
Number of preferred shares convertible into common shares (in shares)		152,698
Fair value of converted preferred shares		$ 114,900,000
Common shares issued upon voluntary conversion sold in equity offering (in shares)		8,000,000
Issue of Common Shares in connection with market access agreement, (in shares)		1,076,658
Issue of Common Shares in connection with market access agreement		$ 20,700,000
BetEasy
Disclosure of classes of share capital [line items]
Percentage of equity interests acquired		18.00%			18.00%	80.00%	62.00%
Number of common stock issued (in shares)		3,115,344
Newly issued common shares consideration		$ 96,400,000
SBG
Disclosure of classes of share capital [line items]
Percentage of equity interests acquired				100.00%
Number of common stock issued (in shares)		37,934,054
Newly issued common shares consideration		$ 1,380,000,000
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	0	0						1,139,249
Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)		17,000,000
Issuance of Common Shares for Fox commercial agreement (in shares)	14,352,331
Percentage of equity interests acquired	4.99%
Purchase price per share (in dollars per share)	$ 16.4408
Aggregate proceeds from issuance of Common Shares	$ 235,963,000
Transfer restrictions on shares issued to Fox	2 years
Issue of Common Shares in connection with market access agreement (in shares)	215,332	1,076,658
Issue of Common Shares in connection with market access agreement	$ 5,198,000	$ 20,661,000
Public offering of common shares, price per share (dollars per share)		$ 38.00
Common stock shares sold (in shares)		8,000,000
Net proceeds excluding over-allotment		$ 621,800,000
Purchase of additional common shares (in shares)		1,875,000
Number of shares outstanding	288,564,432	273,177,244	[1]					147,947,874
Over-Allotment Option
Disclosure of classes of share capital [line items]
Purchase of additional common shares (in shares)		1,875,000

[1]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.